As filed with the Securities and Exchange Commission on November 8, 2007
                                     Investment Company Act File number 811-2950




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          SHORT TERM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2007

ITEM 1: REPORT TO STOCKHOLDERS

-------------------------------------------------------------------------------
                                           600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                 (212) 830-5200
SHORT TERM
INCOME FUND, INC.
===============================================================================



Dear Shareholder:


We are pleased to present the annual report of Short Term Income Fund, Inc. (the "Fund") for the year ended August 31, 2007.

The Fund's  Money  Market  Portfolio  had 1,615  shareholders  and net assets of
$181,039,549   as  of  August  31,  2007.  The  Government   Portfolio  had  299
shareholders and net assets of $73,176,874 as of August 31, 2007.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



/S/ Steven W. Duff



Steven W. Duff
President




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
-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED AUGUST 31, 2007
(UNAUDITED)
===============================================================================


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               Class A                  Beginning Account   Ending Account Value  Expenses Paid      Annualized
                                          Value 3/1/07            8/31/07       During the Period Expense Ratio (a)
--------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,022.50            $4.84             0.95%
--------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,020.42            $4.84             0.95%
  expenses)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
               Class B                  Beginning Account   Ending Account Value  Expenses Paid      Annualized
                                          Value 3/1/07            8/31/07       During the Period Expense Ratio (a)
--------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,023.90            $3.57             0.70%
--------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,021.68            $3.57             0.70%
  expenses)
--------------------------------------------------------------------------------------------------------------------


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
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===============================================================================


-----------------------------------------------------------------------------------------------------------------------
      U.S. Government Portfolio
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
               Class A                  Beginning Account   Ending Account Value   Expenses Paid         Annualized
                                          Value 3/1/07            8/31/07        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,022.10             $4.59              0.90%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,020.67             $4.58              0.90%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
               Class B                  Beginning Account   Ending Account Value   Expenses Paid         Annualized
                                          Value 3/1/07            8/31/07        During the Period  Expense Ratio (a)
-----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,023.50             $3.21              0.63%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,022.03             $3.21              0.63%
  expenses)
-----------------------------------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 1, 2007 through August 31, 2007), multiplied by 184/365 (to reflect the most recent fiscal half-year).





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
-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007
===============================================================================


     Face                                                                              Maturity        Current            Value
    Amount                                                                              Date          Coupon (a)         (Note 1)
----------                                                                              ----          ----------          ------
Asset Backed Commercial Paper (24.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$    7,000,000  Chesham Finance Limited                                                09/04/07         6.00%         $   6,996,500
    15,000,000  Greyhawk Funding, LLC                                                  09/17/07         6.07             14,959,667
    15,000,000  Lexington Parker Capital Company, LLC                                  11/07/07         5.94             14,836,548
     7,000,000  Old Slip Funding Corporation                                           09/27/07         6.24              6,968,453
--------------                                                                                                        -------------
    44,000,000  Total Asset Backed Commercial Paper                                                                      43,761,168
--------------                                                                                                        -------------
Domestic Certificate of Deposit (8.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Citibank, N.A.                                                         09/06/07         5.32%         $  15,000,000
--------------                                                                                                        -------------
    15,000,000  Total Domestic Certificate of Deposit                                                                    15,000,000
--------------                                                                                                        -------------
Repurchase Agreement (12.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$   22,000,000  Bank of America, purchased on 08/31/07, repurchase proceeds at maturity $22,012,711 (Collateralized by $185,120,782, GNMA,
                0.000% to 6.500%, due 01/16/23 to 08/16/42, value $22,440,000)         09/04/07         5.20%         $  22,000,000
--------------                                                                                                        -------------
    22,000,000  Total Repurchase Agreement                                                                               22,000,000
--------------                                                                                                        -------------
Time Deposit (3.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$    6,000,000  National Bank of Canada                                                09/04/07         5.33%         $   6,000,000
--------------                                                                                                        -------------
     6,000,000  Total Time Deposit                                                                                        6,000,000
--------------                                                                                                        -------------
Variable Rate Demand Instruments (b) (40.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,500,000  Allegheny County, PA  IDA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                                     11/01/27         5.63%         $   5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                                       11/01/34         5.68              2,250,000
        25,000  ARS Development Ltd. Project - Series 2001
                LOC National City Bank                                                 09/01/21         5.76                 25,000
       950,000  B & V Land Company, LLC
                LOC Huntington National Bank                                           09/01/27         5.68                950,000
     5,599,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                                                 05/01/25         5.62              5,599,000
     1,285,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                                      12/01/19         5.78              1,285,000
        80,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                                                 09/01/14         5.71                 80,000
       380,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                                      09/01/08         5.81                380,000



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================



     Face                                                                              Maturity        Current            Value
    Amount                                                                              Date          Coupon (a)         (Note 1)
----------                                                                              ----          ----------          ------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      419,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                          07/02/18         5.60%         $     419,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc. Project) - Series 2005A
                LOC KeyBank, N.A.                                                      02/01/35         5.65              5,000,000
       940,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                                   12/01/12         5.80                940,000
       495,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                                   09/01/08         5.88                495,000
       230,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                                   09/01/08         5.88                230,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                                   06/01/24         5.64                300,000
     1,860,000  Dickinson Press, Inc. - Series 1997
                LOC Huntington National Bank                                           01/01/27         5.68              1,860,000
     4,797,278  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                                     10/15/45         5.57              4,797,278
       735,000  Graves Lumber Co. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati                               11/01/10         5.81                735,000
     1,101,500  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                                   06/01/34         5.64              1,101,500
     2,300,000  Holland - Sheltair Aviation Funding, LLC - Series 2005 - B4
                LOC Mellon Bank, N.A.                                                  05/01/35         5.61              2,300,000
     7,725,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                                 02/01/26         5.61              7,725,000
       300,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                           03/01/27         5.68                300,000
       480,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                                      10/01/27         5.68                480,000
       425,000  Madison, WI Community Development Authority
                (Block 90 Parking Ramp Project)
                LOC US Bank, N.A.                                                      10/01/08         5.68                425,000
     3,375,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                                07/01/29         5.65              3,375,000
       855,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                                     06/01/12         5.80                855,000

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007
===============================================================================


     Face                                                                              Maturity        Current            Value
    Amount                                                                              Date          Coupon (a)         (Note 1)
----------                                                                              ----          ----------          ------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$       90,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                       10/01/24         5.60%          $     90,000
     3,010,000  Mount Ontario Holdings LLC - Series 2001
                LOC US Bank, N.A.                                                      04/01/21         5.55              3,010,000
     5,400,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                                   12/01/08         5.64              5,400,000
     1,000,000  North Coast Quarry, Ltd.
                LOC Fifth Third Bank                                                   07/01/31         5.64              1,000,000
       160,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc. Project)
                LOC National City Bank                                                 12/01/09         5.76                160,000
     2,325,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                                     10/01/12         5.65              2,325,000
     1,300,000  Pennsylvania EDFA
                (West 914 Incorporation Project) - Series 1991 A1
                LOC PNC Bank, N.A.                                                     05/01/21         5.63              1,300,000
     4,600,000  Rochester Institute of Technology, NY RB - Series 2004A                11/01/21         5.80              4,600,000
        75,000  St. Ann's Medical Office Building II
                Limited Partnership - Series 1998
                LOC National City Bank                                                 11/01/19         5.71                 75,000
     4,025,000  Tom Richards, Inc. (Process Technology Project) - Series 2001
                LOC Federal Home Loan Bank of Cincinnati                               12/01/16         5.71              4,025,000
     1,300,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                                05/01/18         5.83              1,300,000
       695,000  Valley City Linen Co. - Series 1997
                LOC Huntington National Bank                                           02/01/27         5.68                695,000
     1,375,000  Washington State HFC MHRB
                (The Vintage at Richland Senior Living Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association                    01/15/38         5.52              1,375,000
--------------                                                                                                         ------------
    72,761,779  Total Variable Rate Demand Instruments                                                                   72,761,778
--------------                                                                                                         ------------
Yankee Certificate of Deposit (11.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Royal Bank of Canada                                                   11/09/07         5.40%         $  20,000,000
--------------                                                                                                        -------------
    20,000,000  Total Yankee Certificate of Deposit                                                                      20,000,000
--------------                                                                                                        -------------
                Total Investments (99.16%) (cost $179,522,946+)                                                         179,522,946
                Cash and other assets, net of liabilities (0.84%)                                                         1,516,603
                                                                                                                      -------------
                Net Assets (100.00%)                                                                                  $ 181,039,549
                                                                                                                      =============
                +   Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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===============================================================================


FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
EDFA     =    Economic Development Finance Authority        IDA      =   Industrial Development Authority
EDRB     =    Economic Development Revenue Bond             LOC      =   Letter of Credit
GNMA     =    Government National Mortgage Association      MHRB     =   Multi-Family Housing Revenue Bond
HFC      =    Housing Finance Commission                    RB       =   Revenue Bond



BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Less than 31 Days                  $144,686,398              80.59%
  31 through 60 Days                           --                 --
  61 through 90 Days                   34,836,548              19.41
  91 through 120 Days                          --                 --
  121 through 180 Days                         --                 --
  Over 180 Days                                --                 --
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Total                              $179,522,946             100.00%
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007
===============================================================================


     Face                                                                              Maturity        Current            Value
    Amount                                                                              Date          Coupon (a)         (Note 1)
----------                                                                              ----          ----------          ------
Repurchase Agreements (45.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$   16,500,000  UBS Securities, LLC, purchased on 08/31/07,
                repurchase proceeds at maturity $16,509,533 (Collateralized by
                $90,744,982, GNMA, 4.500% to 12.500%,
                due 10/15/07 to 06/15/37, value $16,831,821)                           09/04/07         5.20%         $  16,500,000
    16,500,000  Bank of America, purchased on 08/31/07,
                repurchase proceeds at maturity $16,509,533 (Collateralized by
                $129,595,196, GNMA, 0.000% to 5.870%,
                due 04/16/28 to 08/16/44, value $16,830,000)                           09/04/07         5.20             16,500,000
--------------                                                                                                        -------------
    33,000,000  Total Repurchase Agreements                                                                              33,000,000
--------------                                                                                                        -------------
U.S. Government Obligations (54.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  U.S. Treasury Bill                                                     09/17/07         4.53%         $  24,950,555
    15,000,000  U.S. Treasury Note, 3.75%                                              05/15/08         4.98             14,873,343
--------------                                                                                                        -------------
    40,000,000  Total U.S. Government Obligations                                                                        39,823,898
--------------                                                                                                        -------------
                Total Investments (99.52%) (cost $72,823,898+)                                                           72,823,898
                Cash and other assets, net of liabilities (0.48%)                                                           352,976
                                                                                                                      -------------
                Net Assets (100.00%)                                                                                  $  73,176,874
                                                                                                                      =============
                + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) The interest rate shown reflects the security's current yield; coupon rate for Treasury Securities is shown within the description.


KEY:
GNMA    =  Government National Mortgage Association

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
AUGUST 31, 2007
===============================================================================


------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Less than 31 Days                  $  57,950,555             79.58%
  31 through 60 Days                            --                --
  61 through 90 Days                            --                --
  91 through 120 Days                           --                --
  121 through 180 Days                          --                --
  Over 180 Days                         14,873,343             20.42
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  Total                              $  72,823,898            100.00%
------------------------------------------------------------------------------




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2007
===============================================================================

                                                                         Money Market               U.S. Government
                                                                           Portfolio                  Portfolio
                                                                   ---------------------       --------------------
ASSETS
   Investments in securities, at amortized cost (Note 1)........   $         157,522,946       $         39,823,898
   Repurchase agreements (Note 1)...............................              22,000,000                 33,000,000
   Cash ........................................................                 678,882                    423,580
   Accrued interest receivable..................................               1,426,897                    171,377
   Other Receivables............................................                     -0-                         42
                                                                   ---------------------       --------------------
              Total assets......................................             181,628,725                 73,418,897
                                                                   ---------------------       --------------------

LIABILITIES
   Payable to affiliates*.......................................                 122,222                     50,280
   Accrued expenses.............................................                 145,430                     91,861
   Dividends payable............................................                 321,500                     99,882
   Other payable................................................                      24                        -0-
                                                                   ---------------------       --------------------
              Total liabilities.................................                 589,176                    242,023
                                                                   ---------------------       --------------------
    Net assets..................................................   $         181,039,549       $         73,176,874
                                                                   =====================       ====================

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)......   $         181,039,549       $         73,176,874
                                                                   ---------------------       --------------------
   Net assets...................................................   $         181,039,549       $         73,176,874
                                                                   =====================       ====================


Net asset value, per share (Note 3):
Money Market Portfolio:
Class Name                                         Net Assets           Shares Outstanding         Net Asset Value
Class A Shares..............................       $ 46,943,550             46,943,550                 $1.00
Class B Shares..............................       $134,095,999            134,095,999                 $1.00

US Government Portfolio:
Class Name                                         Net Assets           Shares Outstanding         Net Asset Value
Class A Shares..............................       $ 14,379,922             14,379,922                 $1.00
Class B Shares..............................       $ 58,796,952             58,796,952                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2007
===============================================================================


                                                                        Money Market               U.S. Government
                                                                          Portfolio                   Portfolio
                                                                   ---------------------       ---------------------
INVESTMENT INCOME
Income:
   Interest.....................................................   $          37,963,963       $         16,977,485
                                                                   ---------------------       --------------------
Expenses: (Note 2)
   Investment management fee....................................               2,128,501                    866,971
   Administration fee...........................................               1,489,951                    675,756
   Distribution fee (First Southwest shares)....................                 397,175                      -0-
   Shareholder servicing fee (Class A)..........................                 809,298                    425,805
   Shareholder servicing fee (First Southwest shares)...........                 397,175                      -0-
   Custodian expenses...........................................                  43,771                     27,786
   Shareholder servicing and related shareholder expenses+......                 496,873                    227,380
   Legal, compliance and filing fees............................                 492,509                    110,286
   Audit and accounting.........................................                 153,794                    125,039
   Directors' fees..............................................                  42,732                     24,282
   Miscellaneous................................................                  34,350                     20,943
                                                                   ---------------------       --------------------
       Total expenses...........................................               6,486,129                  2,504,248
       Less:  Fees waived ......................................                (181,062)                    (4,472)
              Expenses paid indirectly..........................                  (8,154)                   (10,613)
                                                                   ---------------------       --------------------
       Net expenses.............................................               6,296,913                  2,489,163
                                                                   ---------------------       --------------------
Net investment income...........................................              31,667,050                 14,488,322
REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                   7,896                      -0-
                                                                   ---------------------       --------------------
Increase in net assets from operations..........................   $          31,674,946       $         14,488,322
                                                                   =====================       ====================


+ Includes class specific transfer agency expenses of $238,449 and $135,657 for the Money Market Portfolio Class A and Class B shares, respectively and $119,966 and $69,673 for the U.S. Government Portfolio Class A and Class B shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

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SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2007 AND 2006
===============================================================================



                                                     Money Market Portfolio              U.S. Government Portfolio
                                             -----------------------------------    ----------------------------------
                                                   2007               2006                2007              2006
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..................  $     31,667,050   $     32,288,892    $    14,488,322    $    16,642,255
    Net realized gain (loss) on investments             7,896           -0-                 -0-                  2,751
                                             ----------------   ----------------    ---------------    ---------------
    Increase in net assets from operations.        31,674,946         32,288,892         14,488,322         16,645,006
Dividends to shareholders from
     net investment income:
    Class A................................       (14,264,357)       (14,316,769)        (7,454,436)        (8,027,122)
    Class B................................       (10,581,710)       (13,256,967)        (7,033,886)        (8,615,133)
    First Southwest shares.................        (6,820,983)        (4,715,156)           -0-                -0-
                                             ----------------   ----------------    ---------------    ---------------
       Total dividend to shareholders......       (31,667,050)       (32,288,892)       (14,488,322)       (16,642,255)
                                             ----------------   ----------------    ---------------    ---------------
Distributions to shareholders from
     realized gain on investments:
    Class A................................            (2,998)          -0-                 -0-                 (1,410)
    Class B................................            (1,717)          -0-                 -0-                 (1,341)
    First Southwest shares.................            (2,066)          -0-                 -0-                -0-
                                             ----------------   ----------------    ----------------   ---------------
       Total distributions to shareholders.            (6,781)          -0-                 -0-                 (2,751)
                                             ----------------   ----------------    ----------------   ---------------
Capital share transactions (Note 3):
    Class A................................      (352,161,591)        51,525,598        (189,952,261)      (34,032,228)
    Class B................................      (180,365,178)       (84,626,791)       (162,954,419)      (11,638,016)
    First Southwest shares.................      (133,806,999)        16,895,909            -0-                -0-
                                             ----------------   ----------------    ----------------   ---------------
       Total capital share transactions....      (666,333,768)       (16,205,284)       (352,906,680)      (45,670,244)
                                             ----------------   ----------------    ----------------   ---------------
       Total increase (decrease)...........      (666,332,653)       (16,205,284)       (352,906,680)      (45,670,244)
Net assets:
    Beginning of year......................       847,372,202        863,577,486        426,083,554        471,753,798
                                             ----------------   ----------------    ---------------    ---------------
    End of year............................  $    181,039,549   $    847,372,202    $    73,176,874    $   426,083,554
                                             ================   ================    ===============    ===============

Undistributed net investment income........  $       -0-        $       -0-         $       -0-        $       -0-
                                             ================   ================    ===============    ===============


-------------------------------------------------------------------------------
These financial statements are an integral part of these financial statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================


1. Summary of Accounting Policies

Short Term Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. On June 7, 2007, the Board of Directors of the Fund approved the merger of the Fund into Daily Income Fund, an affiliated fund also managed by Reich & Tang Asset Management, LLC, on or about November 12, 2007. This merger is subject to the approval of the Shareholders of record of August 24, 2007. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). Distribution of First Southwest shares commenced on August 5, 2002 and fully liquidated on August 18, 2007. The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each Portfolio represent the same interest in the income and assets of their respective Portfolios. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities -
 Investments are valued at amortized cost,which approximates market value. Under this valuation method,a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements -
 In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Federal Income Taxes -
 It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

d) Dividends and Distributions -
 Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

1. Summary of Accounting Policies (Continued)

 e) Use of Estimates -
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

 f) General -
 Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the year ended August 31, 2007, the following fees were voluntarily waived by the Manager and Distributor:


                                                     Money Market Portfolio     U.S. Government Portfolio
                                                     ----------------------     -------------------------
Administration Fee                                          $    47,657                  $    -0-
Shareholder Servicing Fee - Class A                         $    13,310                  $  2,435
Distribution fees - First Southwest shares                  $   108,295                  $    -0-
Transfer Agency Fees - Class A                              $     6,282                  $  2,037
Transfer Agency Fees - Class B                              $     5,518                  $    -0-

The Manager and Distributor have no right to recoup prior fee waivers.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================




2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Prior to January 1, 2007, fees were paid to Directors who were unaffiliated with the Manager on the basis of $8,000 per annum plus $1,450 per meeting attended (there were five scheduled Board Meetings each year). In addition, the Audit Committee Chairman received an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he served and each member of the Audit Committee received an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director received an additional annual fee of $8,000 and the Deputy Lead Director received an additional annual fee of $4,000, both fees were paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee of up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as board meeting. In addition, the Lead Independent Director receives an additional $12,000, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the New Jersey Daily Municipal Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $302,001 and $159,372 for the Money Market Portfolio and the U.S. Government Portfolio, respectively paid to Reich & Tang Services, Inc., (the "Transfer Agent"), an affiliate of the Manager as servicing agent for each portfolio. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio. For the year ended August 31, 2007, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio.
For the year ended August 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

                                                     Money Market Portfolio             U.S. Government Portfolio
                                                     ----------------------             -------------------------
Custodian expenses                                          $ 8,154                             $ 10,613
                                                            =======                             ========


3. Capital Stock

At  August  31,  2007,  10,000,000,000  shares of $.001  par  value  stock  were authorized.  Transactions  in capital  stock,  all at $1.00 per  share,  were as follows:
                                                Money Market Portfolio                  U.S. Government Portfolio
                                         ------------------------------------      -----------------------------------
                                               Year                Year                 Year                Year
                                               Ended               Ended                Ended               Ended
                                          August 31, 2007     August 31, 2006      August 31, 2007     August 31, 2006
                                         ----------------     ---------------      ---------------     ---------------
Class A shares
----------------
Sold..................................     1,909,999,158       2,026,096,416           904,577,154       1,143,651,308
Issued on reinvestment of dividends...        13,535,362          12,881,685             7,320,294           7,219,159
Redeemed..............................    (2,275,696,111)     (1,987,452,503)       (1,101,849,709)     (1,184,902,695)
                                         ---------------      --------------       ---------------     ---------------
Net increase (decrease)...............      (352,161,591)         51,525,598          (189,952,261)        (34,032,228)
                                         ===============      ==============       ===============     ===============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


3. Capital Stock (Continued)
                                                Money Market Portfolio                  U.S. Government Portfolio
                                          -----------------------------------      -----------------------------------
                                               Year                Year                 Year                Year
                                               Ended               Ended                Ended               Ended
                                          August 31, 2007     August 31, 2006      August 31, 2007     August 31, 2006
                                          ---------------     ---------------      ---------------     ---------------
Class B shares
--------------
Sold..................................     1,090,949,182       1,161,030,721           880,823,993         886,491,976
Issued on reinvestment of dividends...        10,940,740          13,139,388             7,318,639           8,078,598
Redeemed..............................    (1,282,255,100)     (1,258,796,900)       (1,051,097,051)       (906,208,590)
                                          --------------      --------------        --------------        ------------
Net increase (decrease)...............      (180,365,178)        (84,626,791)         (162,954,419)        (11,638,016)
                                          ==============      ==============        ==============        ============

                                           Period Ended
                                          August 17, 2007
                                          ---------------
First Southwest shares
----------------------
Sold..................................       265,287,709         215,384,221
Issued on reinvestment of dividends...         6,822,911           4,715,497
Redeemed..............................      (405,917,619)       (203,203,809)
                                            ------------        ------------
Net increase (decrease)...............      (133,806,999)         16,895,909
                                            ============        ============
4. Tax Information

The tax character of all dividends and distributions paid during the years ended
August 31, 2007 and 2006 were as follows:

                                               Money Market Portfolio                  U.S. Government Portfolio
                                         --------------------------------          --------------------------------
                                              2007               2006                  2007                2006
                                         ------------        ------------          ------------        ------------
Ordinary income.......................    $31,673,831         $32,288,892           $14,488,322         $16,645,006
Long-term capital gains...............         -0-                 -0-                   -0-                -0-


At August 31, 2007, the Money Market Portfolio and the U.S. Government Portfolio had no distributable earnings and capital loss carry forwards. The Money Market Portfolio had utilized $1,115 of capital loss carry forwards.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires the Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, the Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



5. Financial Highlights
                                                                    Money Market Portfolio
                                                                     Year Ended August 31,
                                               ------------------------------------------------------------------
Class A shares                                    2007          2006          2005          2004          2003
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.044         0.037         0.017         0.003         0.006
   Net realized and unrealized gain (loss)
     on investments.........................      0.000          --           0.000         0.000          --
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.044         0.037         0.017         0.003         0.006
Less distributions:
   Dividends from net investment income.....     (0.044)       (0.037)       (0.017)       (0.003)       (0.006)
   Net realized gains on investments........     (0.000)         --            --          (0.000)          --
                                               ----------    ----------    ----------    ----------    ----------
   Total distributions......................     (0.044)       (0.037)       (0.017)       (0.003)       (0.006)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      4.50%         3.72%         1.66%         0.33%         0.63%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $  46,944     $ 399,104     $ 347,579     $ 370,650     $ 389,718
Ratios to average net assets:
   Expenses, net of fees waived (a).........      0.95%         0.94%         0.94%         0.87%         0.87%
   Net investment income....................      4.41%         3.67%         1.64%         0.32%         0.61%
   Administration fees waived...............      0.01%          --            --            --            --
   Shareholder servicing fees waived........      0.00%          --            --            --            --
   Expenses paid indirectly.................      0.00%          --           0.00%         0.00%         0.00%
   Transfer Agency fees waived..............      0.00%          --            --            --            --


(a)  Includes expenses paid indirectly if applicable


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================



5. Financial Highlights (Continued)
                                                                   Money Market Portfolio
                                                                     Year Ended August 31,
                                               ------------------------------------------------------------------
Class B shares                                    2007          2006          2005          2004          2003
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.047         0.039         0.019         0.006         0.009
   Net realized and unrealized gain (loss)
     on investments.........................      0.000          --           0.000         0.000          --
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.047         0.039         0.019         0.006         0.009
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.047)       (0.039)       (0.019)       (0.006)       (0.009)
   Net realized gains on investments........     (0.000)       ( --  )       (0.000)       (0.000)         --
                                               ----------    ----------    ----------    ----------    ----------
   Total distributions......................     (0.047)       (0.039)       (0.019)       (0.006)       (0.009)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      4.77%         4.00%         1.95%         0.58%         0.92%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $ 134,096     $ 314,461     $ 399,087     $ 614,791     $ 858,944
Ratios to average net assets:
   Expenses, net of fees waived (a).........      0.69%         0.67%         0.66%         0.62%         0.97%
   Net investment income....................      4.66%         3.89%         1.86%         0.57%         0.73%
   Administration fees waived...............      0.01%          --            --            --            --
   Expenses paid indirectly.................      0.00%          --           0.00%         0.00%         0.00%
   Transfer Agency fees waived..............      0.00%          --            --            --            --

(a)  Includes expenses paid indirectly


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


5. Financial Highlights (Continued)
                                                                   U.S Government Portfolio
                                                                     Year Ended August 31,
                                               ------------------------------------------------------------------
Class A shares                                    2007          2006          2005          2004          2003
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.044         0.036         0.016         0.003         0.006
   Net realized and unrealized gain (loss)
     on investments.........................       --           0.000         0.000         0.000         0.000
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.044         0.036         0.016         0.003         0.006
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.044)       (0.036)       (0.016)       (0.003)       (0.006)
   Net realized gains on investments........       --          (0.000)       (0.000)       (0.000)       (0.000)
                                               ----------    ----------    ----------    ----------    ----------
   Total distributions......................     (0.044)       (0.036)       (0.016)       (0.003)       (0.006)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      4.45%         3.65%         1.64%         0.28%         0.64%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $  14,380     $ 204,332     $ 238,365     $ 250,634     $ 236,931
Ratios to average net assets:
   Expenses, net of fees waived (a).........      0.90%         0.88%         0.87%         0.84%         0.79%
   Net investment income....................      4.38%         3.55%         1.62%         0.28%         0.64%
   Shareholder Servicing fees waived........      0.00%          --            --            --            --
   Expenses paid indirectly.................      0.00%         0.00%         0.00%         0.00%         0.00%
   Transfer Agency fees waived..............      0.00%          --            --            --            --

(a)  Includes expenses paid indirectly if applicable

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


5. Financial Highlights (Continued)
                                                                   U.S Government Portfolio
                                                                     Year Ended August 31,
                                               ------------------------------------------------------------------
Class B shares                                    2007          2006          2005          2004          2003
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.046         0.039         0.019         0.005         0.008
   Net realized and unrealized gain (loss)
     on investments.........................       --           0.000         0.000         0.000         0.000
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.046         0.039         0.019         0.005         0.008
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.046)       (0.039)       (0.019)       (0.005)       (0.008)
   Net realized gains on investments........       --            --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------
   Total distributions......................     (0.046)       (0.039)       (0.019)       (0.005)       (0.008)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      4.73%         3.94%         1.91%         0.53%         0.84%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $  58,797     $ 221,752     $ 233,389     $ 290,512     $ 331,130
Ratios to average net assets:
   Expenses, net of fees waived (a).........      0.63%         0.61%         0.60%         0.60%         0.59%
   Net investment income....................      4.64%         3.86%         1.85%         0.52%         0.84%
   Expenses paid indirectly.................      0.00%         0.00%         0.00%         0.00%         0.00%

(a)  Includes expenses paid indirectly if applicable


6. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio and U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 29, 2007

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING
Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME
For the fiscal year ended August 31, 2007, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                      Qualified Interest Income
                                                      -------------------------
Short Term Income Fund - Money Market Portfolio                   65%
Short Term Income Fund - U.S. Government Portfolio               100%


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 7, 2007, the Board of Directors approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Board had considered the following factors:

   1)    The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolios, the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

1) The  nature,  extent  and  quality  of  services  provided  by  the  Manager.
   (continued)

providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

   2)    The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund's Money Market Portfolio and U.S. Government Portfolio, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended March 31, 2007. The Performance Peer Groups for the Money Market Portfolio were comprised of: (i) the Money Market Portfolio's Class A shares and fourteen other retail no-load money market funds, as classified by Lipper, (ii) the Money Market Portfolio's Class A shares and seven other retail money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the Money Market Portfolio's Class A shares and any other similar money market products managed or sub-advised by the Manager, and (iv) the Money Market Portfolio and all other retail money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Performance Peer Groups for the U.S. Government Portfolio were comprised of: (i) the U.S. Government Portfolio's Class A shares and twelve other U.S. Treasury retail no-load money market funds, as classified by Lipper, (ii) the U.S. Government Portfolio's Class A shares, one other U.S. Treasury retail money market fund, and one institutional U.S. Treasury money market fund that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the U.S. Government Portfolio's Class A shares and any other similar U.S. Treasury money market or institutional products managed or sub-advised by the Manager, and (iv) the U.S. Government Portfolio and all other retail U.S. Treasury money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that, other than the sub-advised competitor groups, it does not advise or subadvise other funds with similar investment policies to the Money Market Portfolio's or U.S. Government Portfolio's (together, the "Portfolios") or other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios'. The Directors used the Portfolios' performance against their respective Performance Peer Groups to provide objective comparative benchmarks against which they could assess their performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Portfolios' shareholders the performance that was available in the marketplace given their investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Money Market Portfolio and U.S. Government Portfolio against their respective Performance Peer Groups was satisfactory and that (i) the Money Market Portfolio's ranking against the Lipper performance universe (which includes all funds in the expense universe regardless of asset-size or primary channel of distribution) was in the 2nd quintile for the one-moth and three-year periods, the 3rd quintile for the one-year and ten-year periods, and the 4th quintile for the five-year period, and (ii) the U.S. Government Portfolio's ranking against the Lipper performance universe was in the 1st quintile for the one-moth, three-year and ten-year periods, the 2nd quintile for the one-year period, and the 4th quintile for the five-year period (the 1st quintile is the highest quintile). At the same time, the Board considered that the difference between the best and worst performing funds in the Performance Peer Groups for all time periods was small.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   2)    The performance of the Fund and the Manager. (continued)

In connection with its assessment of the overall performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Portfolios ("Participating Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fees for the Portfolios and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups for the Money Market Portfolio consist of: (i) the Money Market Portfolio's Class A shares and fourteen other retail no-load money market funds, as classified by Lipper, (ii) the Money Market Portfolio's Class A shares and seven other retail money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the Money Market Portfolio's Class A shares and any other similar money market products managed or sub-advised by the Manager, and (iv) the Money Market Portfolio's Class A shares, fourteen other retail no-load money market funds, as classified by Lipper, and all other retail no-load money market funds, excluding outliers; and for the U.S. Government Portfolio: (i) the U.S. Government Portfolio's Class A shares and twelve other U.S. Treasury retail no-load money market funds, as classified by Lipper, (ii) the U.S. Government Portfolio's Class A shares, one other U.S. Treasury retail money market fund, and one institutional U.S. Treasury money market fund that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the U.S. Government Portfolio's Class A shares and any other similar U.S. Treasury money market or institutional products managed or sub-advised by the Manager, and (iv) the U.S. Government Portfolio's Class A shares, twelve other U.S. Treasury retail no-load money market funds, as classified by Lipper, and all other retail U.S. Treasury money market funds, excluding outliers. The Directors also considered comparative total fund expenses of the Portfolios and the Expense Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Groups fund agreements is often not apparent. The Directors also viewed the Expense Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of each Portfolio's management fee and combined fees (management and administrative) were generally reasonable when compared to the range, of that of the Expense Peer Groups. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Directors also noted that, other than as reflected in the Sub-advised peer group, the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. With respect to the sub-advised peer group, the Directors considered the significant differences in the nature of the responsibilities of the Manager with respect to sub-advised accounts as well as the lower level of services provided by the Manager to sub-advised accounts. The Directors concluded that the level of the management fee was reasonable in light of these factors.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Directors considered economies of scale issues, noting the proposal on the agenda to reorganize the Portfolios into certain portfolios of the Daily Income Fund. The Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Portfolios at higher asset levels, if the proposed reorganization is not approved. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)    Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                                  Directors and Officers Information
                                                          August 31, 2007(1)
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------

---------------------    Position(s)   Term of Office         Principal Occupation(s)            Number of           Other
  Name, Address(2),       Held with    and Length of                During Past                Portfolios in     Directorships
       and Age              Fund       Time Served(3)                 5 Years                   Fund Complex        held by
                                                                                                Overseen by         Director
                                                                                                  Director
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
Disinterested Directors:
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
Edward A. Kuczmarski,     Director       Since 2006    Certified Public Accountant and        Director/Trustee    Trustee of
Age 57                                                 Partner of Hays and Company LLP        of fourteen         the Empire
                                                       since 1980.                            portfolios         Builder Tax
                                                                                                                  Free Bond
                                                                                                                   Fund and
                                                                                                                 Director of
                                                                                                                  ISI Funds
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
Dr. W. Giles Mellon,      Director       Since 1980    Professor Emeritus of Business         Director/Trustee       N/A
Age 76                                                 Administration in the Graduate         of thirteen
                                                       School of Management, Rutgers          portfolios
                                                       University with which he has been
                                                       associated with since 1966.
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
 Robert Straniere,        Director       Since 1983    Owner, Straniere Law Firm since        Director/Trustee   Director of
 Esq., Age 66                                          1980, NYS Assemblyman from 1981 to     of thirteen        Sparx Japan
                                                       2004 Partner, Hantor-Davidoff law      portfolios            Funds
                                                       firm since May, 2006. Partner,
                                                       Gotham Global Group since June,
                                                       2005. President, NYC Hot Dog Co.,
                                                       since November, 2005. Partner,
                                                       Gotham Strategies since May 2005.
                                                       Counsel at Fisher & Fisher from 1995
                                                       to 2006.
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------
 Dr. Yung Wong,           Director       Since 1980    Managing Director of Abacus            Director/Trustee       N/A
 Age 68                                                Associates, an investment firm,        of thirteen
                                                       since 1996.                            portfolios
---------------------- --------------- --------------- -------------------------------------- ----------------- ---------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================



                                            Directors and Officers Information (continued)
                                                          August 31, 2007(1)
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------

------------------  Position(s)   Term of Office           Principal Occupation(s)              Number of         Other
Name, Address(2),    Held with     and Length of                 During Past                  Portfolios in   Directorships
     and Age            Fund      Time Served(3)                   5 Years                     Fund Complex      held by
                                                                                               Overseen by      Director
                                                                                                 Director
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------
--------------------------- ----- ---------------- ---------------------------------------- ----------------- ------------
Interested Directors/Officers:
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------
Steven W. Duff,      President      Since 1994     Manager and President of Reich & Tang    Director/Trustee     None
Age 53                  and                        Asset Management, LLC ("RTAM, LLC"), a   and/or Officer
                    Director(4)                    registered Investment Advisor and        of eighteen
                                                   President of the Mutual Funds Division   portfolios
                                                   of RTAM, LLC.  Associated with RTAM,
                                                   LLC since 1994.  Mr. Duff is also
                                                   President and Director/Trustee of eight
                                                   other funds in the Reich & Tang Fund
                                                   Complex, Director of Pax World Money
                                                   Market Fund, Inc., Principal Executive
                                                   Officer of Delafield Fund, Inc. and
                                                   President and Chief Executive Officer
                                                   of Tax Exempt Proceeds Fund, Inc.  Mr.
                                                   Duff also serves as a Director of Reich
                                                   & Tang Services, Inc. and Reich & Tang
                                                   Distributors, Inc.
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------
Richard De Sanctis,     Vice        Since 2005     Executive Vice President and Chief             N/A             N/A
Age 50               President                     Financial Officer of RTAM LLC.
                                   1994 to 2004    Associated with RTAM, LLC since 1990.
                     Treasurer                     Mr. De Sanctis is Vice President of
                        and                        ten other funds in the Reich & Tang
                     Assistant                     Fund Complex, Vice President and
                     Secretary                     Assistant Secretary of Cortland Trust,
                                                   Inc. and serves as Executive Vice
                                                   President and Chief Financial Officer
                                                   of Reich & Tang Services, Inc. and
                                                   Reich & Tang Distributors, Inc.  Prior
                                                   to December 2004, Mr. De Sanctis was
                                                   Treasurer and Assistant Secretary of
                                                   eleven funds in the Reich & Tang Fund
                                                   Complex and Vice President, Treasurer
                                                   and Assistant Secretary of Cortland
                                                   Trust, Inc.
------------------- ------------- ---------------- ---------------------------------------- ----------------- ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

                                            Directors and Officers Information (continued)
                                                          August 31, 2007(1)
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------

------------------   Position(s)   Term of Office          Principal Occupation(s)              Number of         Other
 Name, Address(2),    Held with     and Length of                During Past                  Portfolios in   Directorships
      and Age            Fund      Time Served(3)                  5 Years                    Fund Complex       held by
                                                                                               Overseen by      Director
                                                                                                Director
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
-------------------------------------- ------------ --------------- ----------------- ---------------- -------------------

Interested Directors/Officers (Continued):
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Michael Lydon,          Vice        Since 2005     Executive Vice President and Chief             N/A             N/A
Age 44               President                     Operations Officer of RTAM, LLC.
                                                   Associated with RTAM, LLC since
                                                   January 2005.  Mr. Lydon was Vice
                                                   President at Automatic Data Processing
                                                   from July 2000 to December 2004.
                                                   Prior to July 2000, Mr. Lydon was
                                                   Executive Vice President and Chief
                                                   Information Officer of RTAM, LLC.
                                                   Mr. Lydon is also Vice President of
                                                   eleven other funds in the Reich & Tang
                                                   Fund Complex.  Mr. Lydon also serves
                                                   as Executive Vice President and Chief
                                                   Operations Officer for Reich & Tang
                                                   Distributors, Inc. and Reich & Tang
                                                   Services, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Christine Manna,     Secretary      Since 2007     Vice president of the Manager. Ms.             N/A             N/A
Age 37                                             Manna is also Secretary of eleven
                                                   other funds in the Reich & Tang
                                                   Complex. Ms. Manna has been associated
                                                   with the Manager and its predecessors
                                                   since June 1995. Ms. Manna is also a
                                                   Vice President of Reich & Tang
                                                   Services, Inc. and Reich & Tang
                                                   Distributors, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------
Dana E. Messina,        Vice        Since 1995     Executive Vice President of RTAM,              N/A             N/A
Age 50               President                     LLC.  Associated with RTAM, LLC since
                                                   1980.  Ms. Messina is also Vice
                                                   President of eight other funds in the
                                                   Reich & Tang Fund Complex.  Ms.
                                                   Messina also serves as Executive Vice
                                                   President of Reich & Tang
                                                   Distributors, Inc.
------------------- ------------- ---------------- --------------------------------------- ------------------ ------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


                                            Directors and Officers Information (continued)
                                                          August 31, 2007(1)
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------

------------------   Position(s)   Term of Office          Principal Occupation(s)             Number of          Other
 Name, Address(2),    Held with     and Length of                During Past                 Portfolios in    Directorships
      and Age            Fund      Time Served(3)                  5 Years                    Fund Complex       held by
                                                                                              Overseen by       Director
                                                                                                Director
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
-------------------------------------- ------------ --------------- ----------------- ---------------- -------------------

Interested Directors/Officers (Continued):
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
Anthony Pace,        Treasurer      Since 2004     Vice President of RTAM, LLC since             N/A              N/A
Age 42                  and                        September 2004.  Mr. Pace was a
                     Assistant                     Director of a Client Service Group
                     Secretary                     at GlobeOp Financial Services, Inc.
                                                   from May 2002 to August 2004 and
                                                   Controller/Director of Mutual Fund
                                                   Administration for Smith Barney
                                                   Funds Management LLC and Salomon
                                                   Brothers Asset Management Inc. from
                                                   1998 to May 2002.  Mr. Pace is also
                                                   Treasurer and Assistant Secretary of
                                                   eleven other funds in the Reich &
                                                   Tang Fund Complex.
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
Robert Rickard,         Vice        Since 2007     Senior Vice President of the                  N/A              N/A
Age 38               President                     Manager. Associated with the Manager
                                                   since December 1991. Mr. Rickard is
                                                   also Vice President of eleven other
                                                   funds in the Reich & Tang Fund
                                                   Complex.
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------
Michael Zuckerman,  Chief              2007        Consultant to RTAM, LLC since 2006.           N/A              N/A
Age 42              Compliance                     Director and Counsel, BlackRock,
                    Officer                        Inc. November 2005 to April 2006.
                                                   Associate, Dechert LLP July 2004 to
                                                   November 2005 and April 1999 to
                                                   April 2001. Deputy General Counsel,
                                                   Millennium Partners, L.P. March 2003
                                                   to July 2004. Vice President Allianz
                                                   Dresdner Asset Management, LLC April
                                                   2001 to December 2002.
------------------- ------------- ---------------- -------------------------------------- ------------------- ------------


(1) The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------







                                                           SHORT TERM
------------------------------------------------------     INCOME
This report is submitted for the general  information      FUND, INC.
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                              Annual Report
     600 Fifth Avenue                                        August 31, 2007
     New York, New York 10020


Distributor
     Reich & Tang Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



STIF8/07A


-------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.


                                    FYE 8/31/2007            FYE 8/31/2006
4(a)     Audit Fees                 $    70,000              $     64,600
4(b)     Audit Related Fees         $         0              $          0
4(c)     Tax Fees                   $     7,500              $      7,500
4(d)     All Other Fees             $         0              $          0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $7,500 and $54,560, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2007. $7,500 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Short Term Income Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary
Date: November 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: November 8, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: November 8, 2007

* Print the name and title of each signing officer under his or her signature.